Note 13 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

a) Time charters: As of June 30, 2025, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

12-month period ending June 30	Amount
2026	$759,823
2027	568,321
2028	474,367
2029	257,813
2030	177,365
2031 and thereafter	66,984
Total	$2,304,673

These arrangements as at June 30, 2025, have remaining terms of up to 74 months.

(b) Capital Commitments: As of June 30, 2025, the Company had outstanding equity commitments of (i) $186 million in relation to the acquisition of six vessels through NML from a joint venture, as guarantor, and related entities, as sellers, under sale and leaseback transactions, subject to final documentation, under which the vessels will be chartered back to the sellers under bareboat charter agreements; the Company’s chairman and chief executive officer Konstantinos Konstantakopoulos and a member of his family hold an equity interest of approximately 17% each in the joint venture; and (ii) $28 million in relation to the acquisition of two vessels through NML under sale and leaseback transactions, subject to final documentation, under which the vessels will be chartered back to the sellers under bareboat charter agreements.

(c) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities not covered by insurance which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.